                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-3090
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                              MFS SERIES TRUST VII
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                    Date of reporting period: August 31, 2006
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ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Capital Opportunities Fund

8/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Capital Opportunities Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 08/31/2006

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ISSUER                                                                                          SHARES/PAR              VALUE ($)
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
COMMON STOCKS - 96.7%
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AEROSPACE - 1.4%
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United Technologies Corp.                                                                          272,090         $   17,062,764
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ALCOHOLIC BEVERAGES - 0.4%
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Grupo Modelo S.A. de C.V.,"C"                                                                    1,289,100         $    5,429,840
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APPAREL MANUFACTURERS - 1.6%
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NIKE, Inc., "B"                                                                                    238,620         $   19,270,951
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BIOTECHNOLOGY - 5.2%
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Amgen, Inc. (l)(n)                                                                                 385,470         $   26,184,977
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Genzyme Corp. (n)                                                                                  214,781             14,224,946
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MedImmune, Inc. (l)(n)                                                                             208,530              5,763,769
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Millipore Corp. (l)(n)                                                                             254,710             16,347,288
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                                                                                                                   $   62,520,980
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BROADCASTING - 2.0%
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Grupo Televisa S.A., ADR (l)                                                                       197,900         $    3,768,016
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Viacom, Inc., "B" (l)(n)                                                                           580,519             21,072,840
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                                                                                                                   $   24,840,856
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BROKERAGE & ASSET MANAGERS - 2.3%
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Affiliated Managers Group, Inc. (l)(n)                                                             139,990         $   12,953,275
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Franklin Resources, Inc.                                                                           146,950             14,461,350
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                                                                                                                   $   27,414,625
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BUSINESS SERVICES - 2.8%
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First Data Corp.                                                                                   360,900         $   15,507,873
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Getty Images, Inc. (l)(n)                                                                          389,400             17,690,442
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Global Payments, Inc.                                                                               36,100              1,373,605
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                                                                                                                   $   34,571,920
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CHEMICALS - 0.9%
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Bayer AG                                                                                           224,500         $   11,124,371
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COMPUTER SOFTWARE - 3.6%
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Adobe Systems, Inc. (l)(n)                                                                         226,700         $    7,354,148
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Oracle Corp. (l)(n)                                                                              1,208,819             18,918,017
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Symantec Corp. (l)(n)                                                                              950,239             17,712,455
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                                                                                                                   $   43,984,620
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COMPUTER SOFTWARE - SYSTEMS - 3.6%
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Dell, Inc. (n)                                                                                   1,151,340         $   25,962,717
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MICROS Systems, Inc. (l)(n)                                                                        360,100             17,234,386
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                                                                                                                   $   43,197,103
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CONSTRUCTION - 0.4%
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CEMEX S.A. de C.V., ADR (n)                                                                        163,200         $    4,714,848
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CONSUMER GOODS & SERVICES - 5.2%
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eBay, Inc. (l)(n)                                                                                  835,900         $   23,288,174
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Estee Lauder Cos., Inc., "A" (l)                                                                   325,990             12,015,991
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ITT Educational Services, Inc. (l)(n)                                                              126,910              8,387,482
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Kimberly-Clark de Mexico S.A. de C.V., "A"                                                       1,187,300              4,470,385
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Strayer Education, Inc. (l)                                                                        136,060             14,340,724
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                                                                                                                   $   62,502,756
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CONTAINERS - 1.9%
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Owens-Illinois, Inc. (l)(n)                                                                      1,546,060         $   23,438,270
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ELECTRICAL EQUIPMENT - 2.7%
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Tyco International Ltd.                                                                          1,251,497         $   32,726,647
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ELECTRONICS - 2.6%
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Intel Corp. (l)                                                                                  1,305,960         $   25,518,458
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Samsung Electronics Co. Ltd., GDR                                                                   18,731              6,368,540
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                                                                                                                   $   31,886,998
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ENERGY - INTEGRATED - 4.9%
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Exxon Mobil Corp.                                                                                  613,370         $   41,506,748
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Hess Corp. (l)                                                                                     387,810             17,753,942
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                                                                                                                   $   59,260,690
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FOOD & BEVERAGES - 3.1%
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Nestle S.A                                                                                         107,920         $   37,126,831
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INSURANCE - 3.9%
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Berkshire Hathaway, Inc., "B" (l)(n)                                                                 7,190         $   23,033,165
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St. Paul Travelers Cos., Inc.                                                                      543,970             23,880,283
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                                                                                                                   $   46,913,448
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INTERNET - 1.4%
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Yahoo!, Inc. (l)(n)                                                                                602,070         $   17,351,657
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MAJOR BANKS - 2.8%
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Bank of America Corp.                                                                              468,106         $   24,093,416
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PNC Financial Services Group, Inc.                                                                 140,270              9,929,713
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                                                                                                                   $   34,023,129
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MEDICAL EQUIPMENT - 5.6%
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Advanced Medical Optics, Inc. (l)(n)                                                               385,590         $   18,566,158
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Medtronic, Inc. (l)                                                                                472,050             22,139,145
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St. Jude Medical, Inc. (l)(n)                                                                      331,200             12,058,992
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Ventana Medical Systems, Inc. (l)(n)                                                               174,052              8,117,785
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Zimmer Holdings, Inc. (l)(n)                                                                       108,900              7,405,200
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                                                                                                                   $   68,287,280
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METALS & MINING - 1.5%
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BHP Billiton Ltd., ADR (l)                                                                         425,150         $   17,898,815
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NETWORK & TELECOM - 5.7%
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Cisco Systems, Inc. (n)                                                                          1,190,040         $   26,168,980
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Juniper Networks, Inc. (l)(n)                                                                    1,281,780             18,803,713
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NICE Systems Ltd., ADR (n)                                                                         698,344             17,430,666
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TomTom N.V. (l)(n)                                                                                 153,320              6,255,425
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                                                                                                                   $   68,658,784
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OIL SERVICES - 3.1%
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GlobalSantaFe Corp. (l)                                                                            344,012         $   16,932,271
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National-Oilwell Varco, Inc. (l)(n)                                                                124,520              8,131,156
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Noble Corp. (l)                                                                                    186,620             12,203,082
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                                                                                                                   $   37,266,509
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OTHER BANKS & DIVERSIFIED FINANCIALS - 8.1%
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American Express Co. (l)                                                                           322,370         $   16,937,320
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Commerce Bancorp, Inc. (l)                                                                         499,150             16,626,687
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Investors Financial Services Corp. (l)                                                             330,154             15,305,939
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J.P. Morgan Chase & Co.                                                                            511,680             23,363,309
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New York Community Bancorp, Inc. (l)                                                               829,100             13,605,531
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SLM Corp. (l)                                                                                      267,370             12,975,466
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                                                                                                                   $   98,814,252
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PHARMACEUTICALS - 7.7%
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Eli Lilly & Co. (l)                                                                                183,930         $   10,287,205
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Endo Pharmaceuticals Holdings, Inc. (l)(n)                                                         329,700             10,889,991
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Johnson & Johnson (l)                                                                              598,830             38,720,348
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Wyeth (l)                                                                                          688,059             33,508,473
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                                                                                                                   $   93,406,017
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SPECIALTY CHEMICALS - 1.0%
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Praxair, Inc. (l)                                                                                  216,130         $   12,408,023
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SPECIALTY STORES - 5.7%
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Advance Auto Parts, Inc.                                                                           596,100         $   17,954,532
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CarMax, Inc. (l)(n)                                                                                518,580             19,545,280
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PetSmart, Inc. (l)                                                                                 693,450             17,405,595
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Urban Outfitters, Inc. (l)(n)                                                                      916,380             14,378,002
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                                                                                                                   $   69,283,409
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TOBACCO - 2.4%
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Altria Group, Inc.                                                                                 348,130         $   29,079,299
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TRUCKING - 0.5%
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FedEx Corp. (l)                                                                                     62,240         $    6,288,107
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UTILITIES - ELECTRIC POWER - 2.7%
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Constellation Energy Group, Inc. (l)                                                               238,800         $   14,349,492
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NRG Energy, Inc. (l)(n)                                                                            373,980             18,938,347
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                                                                                                                   $   33,287,839
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  TOTAL COMMON STOCKS                                                                                              $1,174,041,638
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SHORT-TERM OBLIGATIONS - 2.0%
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General Electric Co., 5.27%, due 9/01/06 (y)                                                 $  23,429,000         $   23,429,000
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COLLATERAL FOR SECURITIES LOANED - 17.9%
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Morgan Stanley Repurchase Agreement, 5.33%, dated 8/31/06, total to be received
$6,747,485 (secured by U.S. Treasury and Federal Agency obligations and Mortgage
Backed securities in an individually traded account)                                         $   6,746,485         $    6,746,485
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Navigator Securities Lending Prime Portfolio                                                   210,692,039            210,692,039
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  TOTAL COLLATERAL FOR SECURITIES LOANED                                                                           $  217,438,524
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  TOTAL INVESTMENTS                                                                                                $1,414,909,162
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OTHER ASSETS, LESS LIABILITIES - (16.6)%                                                                             (201,025,967)
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  NET ASSETS - 100.0%                                                                                              $1,213,883,195
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    (l) All or a portion of this security is on loan.
    (n) Non-income producing security.
    (y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR       American Depository Receipt
GDR       Global Depository Receipt

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS CAPITAL OPPORTUNITIES FUND

SUPPLEMENTAL SCHEDULE (UNAUDITED) 08/31/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:


Aggregate Cost                                                  $1,418,070,392
                                                                ==============
Gross unrealized appreciation                                   $   71,150,866
Gross unrealized depreciation                                      (74,312,096)
                                                                --------------
      Net unrealized appreciation (depreciation)                $   (3,161,230)
                                                                ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VII
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By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: October 19, 2006
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President
                          (Principal Executive Officer)

Date: October 19, 2006
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 19, 2006
      ----------------


* Print name and title of each signing officer under his or her signature.